3. NEW ACCOUNTING PRONOUNCEMENTS- annual (Annual Member)	12 Months Ended
Dec. 31, 2013
Annual Member
3. NEW ACCOUNTING PRONOUNCEMENTS

3. NEW ACCOUNTING PRONOUNCEMENTS

The Financial Accounting Standards Board (“FASB”) periodically issues new accounting standards in a continuing effort to improve standards of financial accounting and reporting. The Company has reviewed the recently issued pronouncements and concluded that there are no new accounting standards are applicable to the Company.